Commitments and contingencies	12 Months Ended
Dec. 31, 2018
Commitments and contingencies
Commitments and contingencies

24. Commitments and contingencies

Operating lease commitment

The Group has entered into non cancellable operating leases covering various facilities. Future minimum lease payments under these non cancellable leases as follows:

	Payment due by schedule
	Less than
	1 year	1 - 2 years	2 - 3 years	Total
Office rental	8,851	—	—	8,851
Bandwidth leasing	535	—	—	535
	9,386	—	—	9,386

For the years ended December 31, 2017 and 2018, the Group incurred office rental expenses in the amounts of RMB17,028 and RMB15,784, respectively and incurred bandwidth leasing expenses in the amounts of RMB652 and RMB1,072, respectively.

Debt Obligation

The expected repayment amount of the debt obligations are as follows:

	Payment due by schedule
	Less than			More than
	1 year	1 - 2 years	2 - 3 years	3 years	Total
Funding Debts obligations
Loan payables to individual investors via financial partners	268,167	—	—	21,498	289,665
Consolidated trusts	290,103	—	—	—	290,103
Loan payables to a shareholder	121,687	—	—	—	121,687
Interest payments	24,300	2,511	2,511	2,092	31,414
Total Funding Debts obligations	704,257	2,511	2,511	23,590	732,869

Legal Proceedings

As of December 31, 2017 and 2018, the Group was not involved in any legal or administrative proceedings that may have a material adverse impact on the Group’s business, financial position results of operations, or cash flows.